Consolidated Statements Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest income:
Loans and leases	$ 115,362	$ 113,283	$ 118,150
Covered loans	61,820	66,135	17,141
Investment securities:
Taxable	2,949	3,013	4,130
Tax-exempt	15,807	16,702	18,533
Deposits with banks and federal funds sold	8	36	18
Total interest income	195,946	199,169	157,972
Interest expense:
Deposits	8,982	17,686	20,047
Repurchase agreements with customers	47	174	380
Other borrowings	10,723	10,835	12,146
Subordinated debentures	1,848	1,740	1,764
Total interest expense	21,600	30,435	34,337
Net interest income	174,346	168,734	123,635
Provision for loan and lease losses	11,745	11,775	16,000
Net interest income after provision for loan and lease losses	162,601	156,959	107,635
Non-interest income:
Service charges on deposit accounts	19,400	18,094	15,156
Mortgage lending income	5,584	3,277	3,863
Trust income	3,455	3,206	3,406
Bank owned life insurance income	2,767	2,307	2,151
Accretion of FDIC loss share receivable, net of amortization of FDIC clawback payable	7,375	10,141	2,429
Other loss share income, net	10,645	6,432	599
Net gains on investment securities	457	933	4,544
Gains on sales of other assets	6,809	3,738	802
Gains on merger and acquisition transactions	2,403	65,708	35,019
Other	3,965	3,247	2,353
Total non-interest income	62,860	117,083	70,322
Non-interest expense:
Salaries and employee benefits	59,028	56,262	40,161
Net occupancy and equipment	15,793	14,705	10,618
Other operating expenses	39,641	51,564	36,640
Total non-interest expense	114,462	122,531	87,419
Income before taxes	110,999	151,511	90,538
Provision for income taxes	33,935	50,208	26,614
Net income	77,064	101,303	63,924
Net (income) loss attributable to noncontrolling interest	(20)	18	77
Net income available to common stockholders	$ 77,044	$ 101,321	$ 64,001
Basic earnings per common share	$ 2.22	$ 2.96	$ 1.89
Diluted earnings per common share	$ 2.21	$ 2.94	$ 1.88